SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of future minimum sublease rental income) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 34,454
2018	1,357
2019	199
2020	109
2021 and thereafter	3
Total	$ 36,122